UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2614

Fidelity Exchange Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Exchange Fund

March 31, 2009

1.814637.104

EXC-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
CONSUMER DISCRETIONARY - 12.8%
Hotels, Restaurants & Leisure - 7.5%
McDonald's Corp.	182,623	$ 9,965,737
Household Durables - 0.5%
The Stanley Works	23,948	697,366
Media - 2.5%
The DIRECTV Group, Inc. (a)	63,000	1,435,770
The Walt Disney Co.	103,073	1,871,806
		3,307,576
Textiles, Apparel & Luxury Goods - 2.3%
Coach, Inc. (a)	177,507	2,964,367
TOTAL CONSUMER DISCRETIONARY		16,935,046
CONSUMER STAPLES - 13.3%
Beverages - 2.4%
The Coca-Cola Co.	72,428	3,183,211
Household Products - 8.1%
Colgate-Palmolive Co.	15,061	888,298
Procter & Gamble Co.	207,827	9,786,573
		10,674,871
Tobacco - 2.8%
Altria Group, Inc.	72,270	1,157,765
Philip Morris International, Inc.	72,270	2,571,367
		3,729,132
TOTAL CONSUMER STAPLES		17,587,214
ENERGY - 15.7%
Energy Equipment & Services - 2.8%
Schlumberger Ltd. (NY Shares)	91,096	3,700,320
Oil, Gas & Consumable Fuels - 12.9%
Chevron Corp.	83,712	5,628,795
Exxon Mobil Corp.	169,977	11,575,432
		17,204,227
TOTAL ENERGY		20,904,547
FINANCIALS - 9.4%
Capital Markets - 0.6%
Ameriprise Financial, Inc.	39,100	801,159
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 1.8%
American Express Co.	179,703	$ 2,449,352
Diversified Financial Services - 3.3%
Citigroup, Inc.	41,405	104,755
CME Group, Inc.	13,000	3,203,070
JPMorgan Chase & Co.	39,181	1,041,431
		4,349,256
Insurance - 3.7%
Berkshire Hathaway, Inc. Class B (a)	1,725	4,864,500
TOTAL FINANCIALS		12,464,267
HEALTH CARE - 17.5%
Health Care Equipment & Supplies - 4.1%
Becton, Dickinson & Co.	80,790	5,432,320
Pharmaceuticals - 13.4%
Bristol-Myers Squibb Co.	42,584	933,441
Johnson & Johnson	141,569	7,446,529
Merck & Co., Inc.	47,761	1,277,607
Pfizer, Inc.	45,028	613,281
Schering-Plough Corp.	132,858	3,128,806
Wyeth	102,174	4,397,569
		17,797,233
TOTAL HEALTH CARE		23,229,553
INDUSTRIALS - 9.9%
Aerospace & Defense - 3.6%
Raytheon Co.	34,300	1,335,642
United Technologies Corp.	80,328	3,452,497
		4,788,139
Commercial Services & Supplies - 0.6%
Waste Management, Inc.	33,125	848,000
Industrial Conglomerates - 3.5%
3M Co.	34,830	1,731,748
General Electric Co.	281,596	2,846,936
		4,578,684
Machinery - 1.1%
SPX Corp.	31,251	1,469,110
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 1.1%
Union Pacific Corp.	35,120	$ 1,443,783
TOTAL INDUSTRIALS		13,127,716
INFORMATION TECHNOLOGY - 12.5%
Communications Equipment - 1.2%
Juniper Networks, Inc. (a)	64,000	963,840
Motorola, Inc.	140,308	593,503
		1,557,343
Computers & Peripherals - 9.8%
Hewlett-Packard Co.	304,992	9,778,044
International Business Machines Corp.	32,898	3,187,487
		12,965,531
Electronic Equipment & Components - 0.3%
Agilent Technologies, Inc. (a)	27,273	419,186
Software - 1.2%
Microsoft Corp.	90,290	1,658,627
TOTAL INFORMATION TECHNOLOGY		16,600,687
MATERIALS - 2.7%
Chemicals - 2.7%
Air Products & Chemicals, Inc.	64,517	3,629,081
TOTAL COMMON STOCKS (Cost $19,954,232)		124,478,111
Money Market Funds - 7.1%

Fidelity Cash Central Fund, 0.52% (b) (Cost $9,420,317)	9,420,317	9,420,317
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.16%, dated 3/31/09 due 4/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $32,000)	$ 32,000	32,000
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $29,406,549)		133,930,428
NET OTHER ASSETS - (0.9)%		(1,204,103)
NET ASSETS - 100%		$ 132,726,325
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$32,000 due 4/01/09 at 0.16%
Barclays Capital, Inc.	$ 4,650
Deutsche Bank Securities, Inc.	7,054
J.P. Morgan Securities, Inc.	19,180
UBS Securities LLC	1,116
$ 32,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,535
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 133,930,428	$ 133,898,428	$ 32,000	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $29,406,549. Net unrealized appreciation aggregated $104,523,879, of which $109,457,022 related to appreciated investment securities and $4,933,143 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Exchange Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Exchange Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 29, 2009